Schedule of Revenue Sources, Health Care Organization (Detail) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Private Insurance [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	95.50%	97.30%	95.30%	96.40%	97.10%	92.40%
Workers Compensation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	4.10%	1.70%	4.20%	2.60%	2.20%	4.50%
Medicare [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.40%	1.00%	0.50%	1.00%	0.70%	3.10%
Medical Services [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Medical Services [Member] | Private Insurance [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	95.00%	97.30%	95.00%	96.90%	97.00%	92.40%
Medical Services [Member] | Workers Compensation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	4.60%	1.70%	4.50%	2.20%	2.30%	4.50%
Medical Services [Member] | Medicare [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.40%	1.00%	0.50%	0.90%	0.70%	3.10%
Marketing Factoring [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	0.00%	100.00%	0.00%	100.00%	0.00%
Marketing Factoring [Member] | Private Insurance [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	0.00%	100.00%	0.00%	100.00%	0.00%
Marketing Factoring [Member] | Workers Compensation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Marketing Factoring [Member] | Medicare [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%